Advances to third parties	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Advances to third parties
7. Advances to third parties
Advances to third parties comprise the following:

	2021	2020
	$	$
Advances to a third party independent sales organization	16,616	46,680
Other	164	318
	16,780	46,998

Current portion	(3,104)	(8,520)
Long-term portion	13,676	38,478
Commencing in 2018, the Company has entered into various agreements with a single third party independent sales organization to acquire the rights to future cash flows from a portfolio of merchant contracts. In 2021, aggregate cash consideration to acquire rights was nil in 2021 ($3,240 in 2020). Under the agreements, the Company is entitled to receive payments, equivalent to a specified percentage of the processing fee, directly from financial institutions when a merchant uses the payment processing services of the third party independent sales organization. The agreements provide for minimum guaranteed payments for the first three years of the arrangement, which is achieved by the third party independent sales organization providing for merchant replacements in order to meet those minimum guaranteed payments. Subsequent to three years, the portfolio of merchants is fixed, and the cash flows are no longer guaranteed. The Company has accounted for the transaction in two parts: 1) the acquisition of a loan portfolio, which will be settled through merchant residuals over the first three years of the agreement; and 2) a deposit paid on the right to acquire a fixed portfolio of merchant contracts at the end of the third year. Both components of this acquisition are recognized initially at fair value and are subsequently accounted for at FVTPL with the fair value of each unit of account being determined by calculating the present value of the future estimated cash flows over the term of the agreements using an appropriate market discount rate. The future cash flows are estimated based on historical experience and expected attrition using known information as well as current and forecasted economic conditions.
At the end of the minimum guarantee period of three years, in accordance with the agreements, these advances to a third party are settled in exchange for a fixed portfolio of merchants contracts. The portfolio of merchant contracts is recognized at the fair value of the advance to a third party on the date of settlement as an intangible asset, under partner and merchant relationships.
The movement in the advances to a third party independent sales organization is as follows:

	2021	2020
	$	$
Balance, beginning of year	46,680	51,175
Interest on advances to a third party	2,568	5,427
Merchant residuals received	(9,036)	(12,649)
Settlement of advances to a third party	(23,687)	—
Acquisition	—	3,240
Fair value remeasurement	91	(513)
Balance, end of year	16,616	46,680